Fair Value Measurements - Summary of Financial Assets And Liabilities Measurement on Recurring Basis (Details) - Fair Value, Recurring	Dec. 31, 2021 USD ($)
Assets included in:
Assets, fair value	$ 101,004,331
Liabilities:
Liabilities, fair value	136,800
Level 1
Assets included in:
Assets, fair value	101,004,331
Level 3
Liabilities:
Liabilities, fair value	136,800
Warrant Liability
Liabilities:
Liabilities, fair value	136,800
Warrant Liability | Level 3
Liabilities:
Liabilities, fair value	136,800
Money Market Securities
Assets included in:
Cash and cash equivalents	101,004,331
Money Market Securities | Level 1
Assets included in:
Cash and cash equivalents	$ 101,004,331